Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

8    Inventories

	2020	2019
Educational content	30,167	24,535
Educational content in progress (a)	37,276	12,837
Consumables and supplies	1,198	835
Inventories held by third parties	5,435	1,899
	74,076	40,106
(a)

Costs being incurred to prepare educational content for delivery to customers. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others).

Educational content is presented net of inventory reserve. The movement in the inventory reserve for the years ended December 31, 2020, 2019 and 2018 was as follows:

	2020	2019	2018
Balance at beginning of the year	(6,517)	(4,403)	(2,047)
Inventory reserve	(7,453)	(8,476)	(7,252)
Write-off of inventories against reserve	6,460	6,362	4,896
Balance at end of year	(7,510)	(6,517)	(4,403)